  SHAREHOLDER ACCOUNTS                                                            CORPORATE OFFICES
    c/o Ultimus Fund                                                              3707 W. Maple Road
     Solutions, LLC                                                           Bloomfield Hills, MI 48301
     P.O. Box 46707                                                                 (248) 644-8500
  Cincinnati, OH 45246                                                            Fax (248) 644-4250
     1-888-726-0753                         [SCHWARTZ LOGO]

                              SCHWARTZ VALUE FUND

Dear Fellow Shareowner:

Even though 2001 was the second down year in a row for the stock market, it was the second up year in a row for Schwartz Value Fund. It was the Fund's second best year ever -- up 28.1%, compared to the S&P 500 down 11.9%, the Dow Jones Industrials down 5.4% and the Russell 2000 up 2.5%. The performance of different segments of the market varied greatly. Last year large-capitalization stocks and growth stocks in particular did poorly. Small-cap and mid-cap value stocks, which we emphasize, did especially well. This is not surprising, since our stocks lagged when euphoria reigned in the major market averages in the late 90s. The Schwartz Value Fund was not managed any differently in 2001 than in any of the previous 18 years. It just happened that a lot of the seeds planted years ago bore fruit in 2001. We plant seeds almost every day, and never know when the harvest will come in. That's the nature of value investing. Year in and year out, the unglamorous stock selection process doesn't change much. We look for growing companies that are financially powerful, have proprietary products and capable managements. And importantly, we buy only when the share prices are low in relation to earnings. That keeps the risk low.

2002 will likely see the start of an economic recovery. The Federal Reserve's concerted effort to drive interest rates lower over the past fourteen months provides reason to be optimistic. Corporations and consumers are deleveraging. Corporate debt refinancing will reduce corporate interest expense by $30 billion in 2002. At the same time, residential mortgage refinancing will increase consumer buying power by an additional $40 billion this year. Recently enacted tax cuts and increased government spending will also help raise consumer confidence. The big boost to economic activity won't come however, until capital spending resumes, particularly tech spending, which may be a while since excess capacity is so widespread in that area. Even so, the combination of the Fed's monetary stimulation and Congress' fiscal stimulus should result in expanding corporate profits at a 20% plus annual rate by the fourth quarter of this year. With inventories getting lean and productivity strong, even minor increments in sales volume should result in a significantly better bottom line for much of corporate America.

In managing the Schwartz Value Fund portfolio, we strive to be contrarian investors because one can't buy stocks at bargain prices when they're popular. Consequently, we're always looking for companies where the consensus outlook is temporarily clouded, making the stock prices unduly depressed. An industry meeting these standards today is specialty retailers. Even though some consumers are overextended, the macro condition for retailers is really quite good. Inflation is moderate, interest rates are low, and tax rates are coming down. In addition, aging baby boomers are hitting their peak earnings years and inheriting unprecedented wealth, so the current problems of excess consumer debt are probably overblown. Also, the rapid attrition which is taking place within the retail industry is a plus for the survivors. Consequently, selected specialty retailers are well positioned. Since the best time to accumulate stocks is when they're unloved and underowned, Schwartz Value Fund has made recent purchases of Brookstone, Inc., Coach, Inc., Ethan Allen Interiors, Inc., Ross Stores, Inc., Ryan's Family Steak Houses Inc., The Men's Wearhouse, Inc., TJX Companies, Inc. and Tractor Supply Company. Operating in a very difficult environment, these high-quality retailers have bulletproof balance sheets and strong market niches. The former ensures survivability in the short run, the latter assures profitability in the long run.

The year-end distribution of $2.67 per share consisted of $1.83 of long-term capital gains and $.84 of short-term capital gains. Reflecting the distribution, the Fund finished the year with a net asset value of $23.74 per share.

                               With best regards,

                              SCHWARTZ VALUE FUND

                             /s/ George P. Schwartz
                            George P. Schwartz, CFA
                                   President
February 7, 2002

COMPARISON OF THE CHANGE IN VALUE OF A
$10,000 INVESTMENT IN THE SCHWARTZ VALUE FUND(a) AND
THE RUSSELL 2000 INDEX

--------------------------------------------------------------------------------
[PERFORMANCE GRAPH]

                                                                    SCHWARTZ VALUE FUND                 RUSSELL 2000 INDEX
                                                                    -------------------                 ------------------
12/91                                                                      10000                              10000
12/92                                                                      12270                              11840
12/93                                                                      14785                              14078
12/94                                                                      13784                              13630
12/95                                                                      16113                              17203
12/96                                                                      19056                              19742
12/97                                                                      24400                              23793
12/98                                                                      21867                              22972
12/99                                                                      21331                              27474
12/00                                                                      23309                              26645
12/01                                                                      29856                              27308

        Schwartz Value Fund
  Average Annual Total Returns(b)

1 Year   5 Years   10 Years
------   -------   --------
28.09%    9.39%     11.56%

Past performance is not predictive of future performance.

(a) Combines the performance of the Fund, since its commencement of operations on July 20, 1993, and the performance of RCM Partners Limited Partnership for periods prior to July 20, 1993. It should be noted that: (1) the Fund's quoted performance data includes performance for periods before the Fund's registration statement became effective; (2) the Fund was not registered under the 1940 Act; and (3) if the Fund had been registered under the 1940 Act during such periods, performance may have been adversely affected.

(b) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

SCHWARTZ VALUE FUND
ANNUAL TOTAL RATES OF RETURN

--------------------------------------------------------------------------------

                                    1984    1985    1986     1987    1988    1989     1990    1991    1992    1993
                                   ------   -----   -----   ------   -----   -----   ------   -----   -----   -----
SCHWARTZ VALUE FUND (A).........    11.1%   21.7%   16.4%    -0.6%   23.1%    8.3%    -5.3%   32.0%   22.7%   20.5%
RUSSELL 2000 INDEX (B)..........    -9.6%   28.0%    4.0%   -10.2%   22.5%   14.2%   -21.3%   43.4%   16.5%   17.3%
RUSSELL 2000 VALUE (B)..........    -1.4%   26.5%    4.9%    -9.1%   26.0%    9.6%   -24.3%   38.0%   26.3%   21.5%
RUSSELL 2000 GROWTH (B).........   -17.0%   29.3%    2.6%   -11.4%   18.8%   19.0%   -18.5%   49.6%    6.8%   12.5%
NASDAQ COMPOSITE(B).............   -11.2%   31.4%    7.4%    -5.3%   15.4%   19.3%   -17.8%   56.8%   15.5%   14.7%
VALUE LINE COMPOSITE (B)........    -8.4%   20.7%    5.0%   -10.6%   15.4%   11.2%   -24.3%   27.2%    7.0%   10.7%
S&P 500.........................     6.1%   31.6%   18.7%     5.3%   16.8%   31.6%    -3.2%   30.4%    7.6%   10.1%
CONSUMER PRICE INDEX............     4.3%    3.5%    1.1%     4.4%    4.4%    4.6%     6.1%    3.1%    2.9%    2.7%

                                                                                                        COMPOUND ANNUAL
                                                                                                     TOTAL RATES OF RETURN
                                                                                                  ----------------------------
                               1994    1995    1996    1997     1998    1999     2000     2001    5 YEAR   10 YEAR    18 YEAR
                               -----   -----   -----   -----   ------   -----   ------   ------   ------   --------   --------
SCHWARTZ VALUE FUND(A).......  -6.8%   16.9%   18.3%   28.0%   -10.4%   -2.5%     9.3%    28.1%    9.4%     11.6%      12.1%
RUSSELL 2000 INDEX(B)........  -3.2%   26.2%   14.8%   20.5%    -3.5%   19.6%    -4.2%     1.0%    6.1%      9.9%       8.6%
RUSSELL 2000 VALUE(B)........  -3.7%   22.7%   18.4%   28.9%    -8.5%   -3.5%    19.6%    11.4%    8.7%     12.5%      10.0%
RUSSELL 2000 GROWTH(B).......  -3.1%   30.1%   10.7%   12.5%     0.8%   42.5%   -22.7%    -9.6%    2.5%      6.6%       6.7%
NASDAQ COMPOSITE(B)..........  -3.2%   39.9%   22.7%   21.6%    39.6%   85.6%   -39.3%   -21.0%    8.6%     12.8%      11.4%
VALUE LINE COMPOSITE(B)......  -6.0%   19.3%   13.4%   21.1%    -3.8%   -1.4%    -8.7%    -6.1%   -0.3%      4.0%       3.6%
S&P 500......................   1.3%   37.5%   22.9%   33.4%    28.6%   21.0%    -9.1%   -11.9%   10.7%     12.9%      14.5%
CONSUMER PRICE INDEX.........   2.7%    2.6%    3.3%    1.7%     1.5%    2.7%     3.4%     1.6%    2.2%      2.5%       3.1%

---------------------

(A) Schwartz Value Fund's performance combines the performance of the Fund, since its commencement of operations as a registered investment company on July 20, 1993, and the performance of RCM Partners Limited Partnership for periods prior thereto.

(B) Excluding dividends.

SCHWARTZ VALUE FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2001

--------------------------------------------------------------------------------

                                                                             MARKET
SHARES                               COMPANY                                 VALUE
-------    ------------------------------------------------------------    ----------
 85,000    Plantronics, Inc............................................    $2,179,400
115,000    Hector Communications Corporation...........................     1,914,750
140,000    Champion Enterprises, Inc...................................     1,723,400
100,000    Craftmade International, Inc................................     1,571,000
 40,000    Health Care Property Investors, Inc.........................     1,448,400
 60,000    Manor Care, Inc.............................................     1,422,600
 35,000    Coach, Inc..................................................     1,364,300
100,000    Axcelis Technologies, Inc...................................     1,289,000
 30,000    Convergys Corporation.......................................     1,124,700
120,000    Input/Output, Inc...........................................       985,200

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                           COMMON STOCK -- 91.0%                             VALUE
----------      ------------------------------------------------------------      -----------
                AEROSPACE/DEFENSE -- 2.3%
    35,000      Esterline Technologies Corporation*.........................      $   560,350
     4,000      General Dynamics Corporation................................          318,560
     2,500      Northrop Grumman Corporation................................          252,025
                                                                                  -----------
                                                                                    1,130,935
                                                                                  -----------
                APPAREL & TEXTILES -- 1.7%
    17,500      Jones Apparel Group, Inc.*..................................          580,475
     2,500      K-Swiss, Inc. -- Class A....................................           83,125
    15,000      Nautica Enterprises, Inc.*..................................          191,850
                                                                                  -----------
                                                                                      855,450
                                                                                  -----------
                BUILDING MATERIALS & CONSTRUCTION -- 5.8%
   140,000      Champion Enterprises, Inc.*.................................        1,723,400
    75,000      Crown Pacific Partners L.P.*................................          445,500
    50,000      Fleetwood Enterprises, Inc..................................          566,500
     4,000      Pulte Corporation...........................................          178,680
                                                                                  -----------
                                                                                    2,914,080
                                                                                  -----------
                BUSINESS SERVICES -- 5.6%
    20,000      Concord EFS, Inc.*..........................................          655,600
    30,000      Convergys Corporation*......................................        1,124,700
    10,000      Kronos, Inc.*...............................................          483,800
   100,000      Navigant Consulting Company*................................          550,000
                                                                                  -----------
                                                                                    2,814,100
                                                                                  -----------
                COMMUNICATION EQUIPMENT & SERVICES -- 11.4%
    50,000      Agere Systems, Inc. -- Class A*.............................          284,500
    12,500      Harris Corporation..........................................          381,375
   115,000      Hector Communications Corporation*..........................        1,914,750
    85,000      Plantronics, Inc.*..........................................        2,179,400
    30,000      Sprint Corporation..........................................          602,400
    20,000      Universal Electronics Inc.*.................................          344,200
                                                                                  -----------
                                                                                    5,706,625
                                                                                  -----------

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                     COMMON STOCK -- 91.0% (CONTINUED)                       VALUE
----------      ------------------------------------------------------------      -----------
                COMPUTER EQUIPMENT & SERVICES -- 0.4%
     5,000      NDCHealth Corporation.......................................      $   172,750
                                                                                  -----------
                CONSUMER PRODUCTS -- DURABLES -- 6.2%
    25,000      Brunswick Corporation.......................................          544,000
   100,000      Craftmade International, Inc................................        1,571,000
     7,500      Ethan Allen Interiors, Inc..................................          311,925
    50,000      HMI Industries, Inc.*.......................................           35,000
    30,000      Monaco Coach Corporation*...................................          656,100
                                                                                  -----------
                                                                                    3,118,025
                                                                                  -----------
                CONSUMER PRODUCTS -- NONDURABLES -- 5.1%
    35,000      Coach, Inc.*................................................        1,364,300
     5,000      Fortune Brands, Inc. .......................................          197,950
    10,000      Perrigo Company*............................................          118,200
    40,000      Velcro Industries N.V.......................................          444,000
    17,500      Weyco Group, Inc. ..........................................          443,625
                                                                                  -----------
                                                                                    2,568,075
                                                                                  -----------
                EDUCATION -- 1.4%
     7,500      DeVRY Inc.*.................................................          213,375
    40,000      Nobel Learning Communities, Inc.*...........................          248,400
     5,000      Strayer Education, Inc......................................          243,600
                                                                                  -----------
                                                                                      705,375
                                                                                  -----------
                ELECTRONICS -- 0.4%
    26,000      Sparton Corporation.........................................          179,400
                                                                                  -----------
                ENERGY & MINING -- 8.4%
     2,500      Anadarko Petroleum Corporation..............................          142,125
    30,000      Diamond Offshore Drilling, Inc. ............................          912,000
    20,000      Forest Oil Corporation*.....................................          564,200
   120,000      Input/Output, Inc.*.........................................          985,200
    40,000      Patterson-UTI Energy, Inc.*.................................          932,400
    30,000      Prima Energy Corporation*...................................          652,500
                                                                                  -----------
                                                                                    4,188,425
                                                                                  -----------
                ENVIRONMENTAL SERVICES -- 2.7%
    75,000      Layne Christensen Company*..................................          600,000
    55,000      Sevenson Environmental Services, Inc........................          756,250
                                                                                  -----------
                                                                                    1,356,250
                                                                                  -----------

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                     COMMON STOCK -- 91.0% (CONTINUED)                       VALUE
----------      ------------------------------------------------------------      -----------
                FINANCE -- BANKS & THRIFTS -- 2.3%
     6,500      Comerica, Inc...............................................      $   372,450
     6,000      Fifth Third Bancorp.........................................          369,480
    25,000      Huntington Bancshares, Inc..................................          429,750
                                                                                  -----------
                                                                                    1,171,680
                                                                                  -----------
                FINANCE -- INSURANCE -- 1.6%
     7,000      MBIA, Inc...................................................          375,410
    81,000      Unico American Corporation..................................          433,350
                                                                                  -----------
                                                                                      808,760
                                                                                  -----------
                FINANCE -- MISCELLANEOUS -- 2.6%
    15,000      Countrywide Credit Industries, Inc..........................          614,550
    15,000      H&R Block, Inc..............................................          670,500
                                                                                  -----------
                                                                                    1,285,050
                                                                                  -----------
                HEALTHCARE -- 7.5%
    15,000      Boston Scientific Corporation*..............................          361,800
     7,500      Elan Corporation PLC*.......................................          337,950
    20,000      IMPATH, Inc.*...............................................          890,200
    60,000      Manor Care, Inc.*...........................................        1,422,600
     7,500      Schering-Plough Corporation.................................          268,575
    15,000      STERIS Corporation*.........................................          274,050
    20,000      Theragenics Corporation*....................................          197,200
                                                                                  -----------
                                                                                    3,752,375
                                                                                  -----------
                HOLDING COMPANIES -- 1.2%
    50,000      PICO Holdings, Inc.*........................................          625,000
                                                                                  -----------
                INDUSTRIAL PRODUCTS & SERVICES -- 5.3%
    20,000      AptarGroup, Inc.............................................          700,600
     2,500      Deere & Company.............................................          109,150
    10,000      Dover Corporation...........................................          370,700
    50,000      Maritrans, Inc..............................................          598,500
    15,000      Simpson Manufacturing Co., Inc.*............................          859,500
                                                                                  -----------
                                                                                    2,638,450
                                                                                  -----------

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                     COMMON STOCK -- 91.0% (CONTINUED)                       VALUE
----------      ------------------------------------------------------------      -----------
                INFORMATION TECHNOLOGY -- 3.3%
    15,000      Network Associates, Inc.*...................................      $   387,750
     3,000      Quality Systems, Inc.*......................................           48,930
   100,000      Rainbow Technologies, Inc.*.................................          740,000
    26,900      SPSS, Inc.*.................................................          477,475
                                                                                  -----------
                                                                                    1,654,155
                                                                                  -----------
                PRINTING & PUBLISHING -- 1.6%
    22,500      Courier Corporation.........................................          787,500
                                                                                  -----------
                REAL ESTATE -- 4.2%
    40,000      Health Care Property Investors, Inc.........................        1,448,400
    16,499      I. Gordon Realty Corporation*...............................          175,921
    20,000      Washington Real Estate Investment Trust.....................          497,800
                                                                                  -----------
                                                                                    2,122,121
                                                                                  -----------
                RETAIL -- 6.7%
    60,000      Brookstone, Inc.*...........................................          703,800
   100,000      Elder-Beerman Stores Corporation*...........................          294,000
    12,500      Men's Wearhouse, Inc.*......................................          258,125
     3,000      Payless ShoeSource, Inc.*...................................          168,450
    25,000      Ross Stores, Inc............................................          802,000
    20,000      Ryan's Family Steak Houses, Inc.*...........................          433,000
     5,000      TJX Companies, Inc..........................................          199,300
    15,000      Tractor Supply Company*.....................................          511,200
                                                                                  -----------
                                                                                    3,369,875
                                                                                  -----------
                TECHNOLOGY -- 2.6%
   100,000      Axcelis Technologies, Inc.*.................................        1,289,000
                                                                                  -----------
                TRANSPORTATION -- 0.7%
   134,800      The Morgan Group, Inc. -- Class A...........................          337,000
                                                                                  -----------
                TOTAL COMMON STOCK -- 91.0% (COST -- $34,555,078)...........      $45,550,456
                                                                                  -----------

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                CLOSED-END FUNDS -- 1.0% (COST -- $353,818)                  VALUE
----------      ------------------------------------------------------------      -----------
    75,000      Royce Focus Trust...........................................      $   498,750
                                                                                  -----------
                OPEN-END FUNDS -- 0.0% (COST -- $4,996)
        40      Sequoia Fund................................................      $     5,212
                                                                                  -----------
   FACE
  AMOUNT
----------
                REPURCHASE AGREEMENTS(1) -- 9.0% (COST $4,477,274)
$4,477,274      Fifth Third Bank, 1.07%, dated 12/31/01, due 01/02/02,
                repurchase proceeds: $4,477,540.............................      $ 4,477,274
                                                                                  -----------

                TOTAL INVESTMENTS -- 101.0% (COST $39,391,166)..............      $50,531,692

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%).............         (500,244)
                                                                                  -----------

                NET ASSETS -- 100.0%........................................      $50,031,448
                                                                                  ===========

 * Non-income producing security.

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost of $39,391,166) (Note 1)........      $50,531,692
Cash........................................................            4,674
Receivable for capital shares sold..........................        1,106,232
Dividends and interest receivable...........................           28,733
Other assets................................................           21,137
                                                                  -----------
       TOTAL ASSETS.........................................       51,692,468
                                                                  -----------
LIABILITIES
Payable for securities purchased............................        1,023,450
Payable for capital shares redeemed.........................            1,900
Distributions payable to shareholders.......................          432,367
Accrued investment advisory fees (Note 2)...................          168,339
Other accrued expenses and liabilities......................           34,964
                                                                  -----------
       TOTAL LIABILITIES....................................        1,661,020
                                                                  -----------
NET ASSETS..................................................      $50,031,448
                                                                  ===========
NET ASSETS CONSIST OF:
Paid-in capital.............................................      $38,897,524
Distributions in excess of net realized gains from security
  transactions..............................................           (6,602)
Net unrealized appreciation on investments..................       11,140,526
                                                                  -----------
NET ASSETS..................................................      $50,031,448
                                                                  ===========
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value).......................        2,107,082
                                                                  ===========
Net asset value, redemption price, and offering price per
  share.....................................................      $     23.74
                                                                  ===========

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends and interest....................................      $   590,496
                                                                  -----------

EXPENSES
  Investment advisory fees (Note 2).........................          620,432
  Administration, accounting and transfer agent fees (Note
     2).....................................................           62,009
  Trustees' fees and expenses...............................           52,823
  Legal and audit fees......................................           29,525
  Registration fees.........................................           21,200
  Reports to shareholders...................................           19,277
  Insurance expense.........................................           18,193
  Custodian fees............................................           10,012
  Postage and supplies......................................            6,994
  Other expenses............................................            4,668
                                                                  -----------
       TOTAL EXPENSES.......................................          845,133
                                                                  -----------

NET INVESTMENT LOSS.........................................         (254,637)
                                                                  -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions.............        5,283,004
  Net change in unrealized appreciation/depreciation on
     investments............................................        5,412,312
                                                                  -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............       10,695,316
                                                                  -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS..................      $10,440,679
                                                                  ===========

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   YEAR ENDED        YEAR ENDED
                                                                  DECEMBER 31,      DECEMBER 31,
                                                                      2001              2000
                                                                  ------------      ------------
FROM OPERATIONS
  Net investment loss.......................................      $  (254,637)      $    (20,610)
  Net realized gains from security transactions.............        5,283,004          1,928,260
  Net realized gains from in-kind redemptions (Note 4)......               --          1,207,856
  Net change in unrealized appreciation/depreciation on
     investments............................................        5,412,312            216,444
                                                                  -----------       ------------
Net increase in net assets from operations..................       10,440,679          3,331,950
                                                                  -----------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments....................       (4,985,794)        (1,557,553)
  Distributions in excess of realized gains.................           (6,602)           (42,573)
                                                                  -----------       ------------
Net decrease in net assets from distributions to
  shareholders..............................................       (4,992,396)        (1,600,126)
                                                                  -----------       ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold.................................       13,668,362          6,650,865
  Reinvestment of distributions to shareholders.............        4,560,029          1,491,625
  Payments for shares redeemed..............................       (9,594,624)       (15,597,389)
                                                                  -----------       ------------
Net increase (decrease) in net assets from capital share
  transactions..............................................        8,633,767         (7,454,899)
                                                                  -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................       14,082,050         (5,723,075)
NET ASSETS
  Beginning of year.........................................       35,949,398         41,672,473
                                                                  -----------       ------------
  End of year...............................................      $50,031,448       $ 35,949,398
                                                                  ===========       ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................      $        --       $         --
                                                                  ===========       ============
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold...............................................          567,511            319,988
  Shares issued in reinvestment of distributions to
     shareholders...........................................          192,082             72,339
  Shares redeemed...........................................         (395,582)          (760,785)
                                                                  -----------       ------------
  Net increase (decrease) in shares outstanding.............          364,011           (368,458)
  Shares outstanding, beginning of year.....................        1,743,071          2,111,529
                                                                  -----------       ------------
  Shares outstanding, end of year...........................        2,107,082          1,743,071
                                                                  ===========       ============

See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR

--------------------------------------------------------------------------------

                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                               DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                 2001          2000          1999          1998          1997
                                               --------      --------      --------      --------      --------
Net asset value at beginning of year.........  $ 20.62       $ 19.74       $ 21.50       $ 23.99       $ 21.19
                                               -------       -------       -------       -------       -------
Income (loss) from investment operations:
  Net investment income (loss)...............    (0.12)        (0.01)        (0.15)        (0.09)         0.06
  Net realized and unrealized gains (losses)
    on investments...........................     5.91          1.84         (0.38)        (2.40)         5.88
                                               -------       -------       -------       -------       -------
      Total from investment operations.......     5.79          1.83         (0.53)        (2.49)         5.94
                                               -------       -------       -------       -------       -------
Less distributions:
  From net investment income.................       --            --            --            --         (0.06)
  From net realized gains on investments.....    (2.67)        (0.92)        (1.05)           --         (3.03)
  In excess of net realized gains on
    investments..............................    (0.00)        (0.03)        (0.18)           --         (0.05)
                                               -------       -------       -------       -------       -------
      Total distributions....................    (2.67)        (0.95)        (1.23)           --         (3.14)
                                               -------       -------       -------       -------       -------
Net asset value at end of year...............  $ 23.74       $ 20.62       $ 19.74       $ 21.50       $ 23.99
                                               =======       =======       =======       =======       =======
      Total return...........................     28.1%          9.3%         (2.5)%       (10.4)%        28.0%
                                               =======       =======       =======       =======       =======
Ratios/Supplementary Data:
Ratio of expenses to average net assets......     2.04%         2.10%         2.05%         1.94%         1.91%
Ratio of net investment income (loss) to
  average net assets.........................    (0.62)%       (0.06)%       (0.61)%       (0.39)%        0.24%
Portfolio turnover rate......................      103%           70%           59%           54%           47%
Net assets at end of year (000's)............  $50,031       $35,949       $41,672       $62,697       $69,967

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for more detailed information regarding the investment strategies of the Fund.

The following is a summary of significant accounting policies followed by the
Fund:

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities that are quoted by NASDAQ are valued at the last reported sale price, or, if not traded on a particular day, at the mean between the closing bid and asked prices as reported by NASDAQ. Securities traded in the over-the-counter market, not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of trading on the day of valuation. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     (b) INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to the shareholders. Therefore, no provision for income or excise taxes is necessary.

     The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from accounting principles generally accepted in the United States of America (GAAP), the basis on which these financial statements are prepared. The differences arise primarily from the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income or loss and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes and financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net realized gains in the accompanying statements. Net investment losses, for tax purposes, are reclassified to paid-in capital.

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. The Fund's policy is to take possession of the underlying securities and, on a daily basis, mark to market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement.

     (f) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (g) ADOPTION OF NEW ACCOUNTING PRINCIPLE -- The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, effective January 1, 2001. The adoption of this Guide had no effect in the Fund's financial statements as of December 31, 2001.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). The Chairman of the Board of the Fund is also the Chairman of Gregory J. Schwartz & Co., Inc. (the Distributor). Certain other trustees and officers of the Fund are officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Fund.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Adviser a quarterly fee equal to the annual rate of 1.5% of the average daily net assets up to $75 million; 1.25% of such assets from $75 million to $100 million; and 1% of such assets in excess of $100 million.

The Distributor is the primary agent for the distribution of the Fund and receives fees from the Adviser, not the Fund or its shareholders.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of .15% of the average daily net assets, subject to a minimum monthly fee of $4,000.

3. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investments other than short-term investments, for the year ended December 31, 2001, were $39,120,741 and $38,715,520, respectively.

4. FEDERAL INCOME TAXES

As of December 31, 2001, net unrealized appreciation of securities was $11,133,801 for federal income tax purposes of which $11,845,299 related to appreciated securities and $711,498 related to depreciated securities. The aggregate cost of investments at December 31, 2001 for federal income tax purposes was $39,397,891. The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

For the year ended December 31, 2001, the Fund's net investment loss of $254,637 was used to reduce the necessary short-term capital gain distribution. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

During the year ended December 31, 2000, the Fund realized $1,207,856 of net capital gains resulting from in-kind redemptions -- in which shareholders exchange fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital on the Statement of Assets and Liabilities. Such reclassification has no effect on the Fund's net assets or net asset value per share.

5. FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

On December 31, 2001, the Fund declared and paid a short-term capital gain of $0.8384 per share and a long-term capital gain of $1.8335 per share. In January of 2002, shareholders will be provided with Form 1099-DIV which reports the amount per share and tax status of the capital gain distribution paid during the calendar year 2001.

SCHWARTZ VALUE FUND
INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

To the Shareholders and Trustees of Schwartz Value Fund:

We have audited the accompanying statement of assets and liabilities of Schwartz Value Fund (the "Fund"), including the schedule of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Schwartz Value Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

January 25, 2002
Dayton, Ohio

SCHWARTZ VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

--------------------------------------------------------------------------------

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                       POSITION HELD          LENGTH OF
            TRUSTEE                      ADDRESS            AGE        WITH THE TRUST        TIME SERVED
--------------------------------  ----------------------    ---    ----------------------    -----------
 *Gregory J. Schwartz...........  3707 W. Maple Road,       60     Chairman of the Board/    Since 1993
                                  Bloomfield Hills, MI               Trustee
 *George P. Schwartz, CFA.......  3707 W. Maple Road,       57     President/Trustee         Since 1993
                                  Bloomfield Hills, MI
  Donald J. Dawson, Jr..........  333 W. Seventh Street,    54     Trustee                   Since 1993
                                  Royal Oak, MI
  Fred A. Erb...................  44 E. Long Lake Road,     79     Trustee                   Since 1994
                                  Bloomfield Hills, MI
**Bowie K. Kuhn.................  136 Teal Pointe Lane,     75     Trustee                   Since 2001
                                  Ponte Vedra Beach, FL
  John J. McHale................  2014 Royal Fern Court,    80     Trustee                   Since 1993
                                  Palm City, FL
  Sidney F. McKenna.............  3707 W. Maple Road,       79     Trustee                   Since 1993
                                  Bloomfield Hills, MI
 *Richard L. Platte, Jr., CFA...  3707 W. Maple Road,       50     Vice President and        Since 1993
                                  Bloomfield Hills, MI               Secretary
 *Timothy S. Schwartz...........  3707 W. Maple Road,       30     Treasurer                 Since 2000
                                  Bloomfield Hills, MI

 * Gregory J. Schwartz, George P. Schwartz, Richard L. Platte, Jr. and Timothy
   S. Schwartz, as affiliated persons of Schwartz Investment Counsel, Inc., the Fund's investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Gregory J. Schwartz and George P. Schwartz are brothers, and Timothy S. Schwartz is the son of George P. Schwartz and the nephew of Gregory J. Schwartz.

** Bowie K. Kuhn is an "interested person" of the Trust by virtue of his membership on the Catholic Advisory Board of the Ave Maria Catholic Values Fund, another series of the Trust.

Each Trustee oversees two portfolios of the Trust: the Ave Maria Catholic Values Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

     Gregory J. Schwartz is Chairman of Schwartz Investment Counsel, Inc., the Fund's investment manager, and is Chairman of Gregory J. Schwartz & Co., Inc., an investment banking firm which serves as the Fund's distributor. He is also President of Bloomfield Town Center, a real estate management company.

     George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Fund.

     Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

     Fred A. Erb is the Chairman and Chief Executive Officer of Edgemere Enterprises, Inc. (a real estate investment, development and management company) and Chairman of D.I.Y. Home Warehouse (a retail building supplies company).

     Bowie K. Kuhn is President of The Kent Group (business, sports and financial consultant), and is the former Commissioner of Major League Baseball.

     John J. McHale is retired as the President of the Montreal Expos (a major league baseball team).

     Sidney F. McKenna is a retired Senior Vice President of United Technologies Corporation (a major manufacturer of aircraft engines and other industrial products).

     Richard L. Platte, Jr., CFA is Executive Vice President, Secretary and Treasurer of Schwartz Investment Counsel, Inc.

     Timothy S. Schwartz is Operations Manager of Schwartz Investment Counsel, Inc.

SCHWARTZ VALUE FUND
INVESTMENT PHILOSOPHY

--------------------------------------------------------------------------------

Schwartz Value Fund ("SVF") seeks long-term capital appreciation through value investing -- purchasing shares of strong, growing companies at reasonable prices. Because small and medium size companies offer vast reward opportunities, fundamental analysis is used to identify emerging companies with outstanding business characteristics. Sometimes the best values are issues not followed by Wall Street analysts.

Most value investors buy fair companies at an excellent price. SVF attempts to buy excellent companies at a fair price. The essence of value investing is finding companies with great business characteristics which by their nature, offer a margin of safety. A truly fine business requires few assets to provide a consistently expanding stream of income. SVF also purchases shares which are temporarily out-of-favor and selling below intrinsic value.

A common thread in SVF investments is that the market price is below what a corporate or entrepreneurial buyer might be willing to pay for the entire business. The auction nature and the inefficiencies of the stock market are such that SVF can often buy a minority interest in a fine company at a small fraction of the price per share necessary to acquire the entire company.

SCHWARTZ VALUE FUND
a series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Donald J. Dawson, Jr.
Fred A. Erb
Bowie K. Kuhn
John J. McHale
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz, Chairman

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, CPA, Assistant Secretary
John F. Splain, Assistant Secretary
Theresa A. Minogue, CPA, Assistant Treasurer
Mark J. Seger, CPA, Assistant Treasurer

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
GREGORY J. SCHWARTZ & CO., INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

AUDITORS
DELOITTE & TOUCHE LLP
1700 Courthouse Plaza Northeast
Dayton, Ohio 45402

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006

SCHWARTZ VALUE FUND is a 100% no-load diversified investment company (a mutual fund). The investment objective is long-term capital appreciation.

                                    SCHWARTZ
                                   VALUE FUND
                                  A SERIES OF

                                    SCHWARTZ
                                INVESTMENT TRUST

                                [SCHWARTZ LOGO]
                                 ANNUAL REPORT
                               FOR THE YEAR ENDED

                               DECEMBER 31, 2001

SHAREHOLDER ACCOUNTS                                                            CORPORATE OFFICES
  c/o Ultimus Fund                                                              3707 W. Maple Road
   Solutions, LLC                                                           Bloomfield Hills, MI 48301
   P.O. Box 46707                                                                 (248) 644-8500
Cincinnati, OH 45246                                                            Fax (248) 644-4250
   1-888-726-9331                       [AVE MARIA LOGO]

Dear Shareholder:

At first glance, 2001 may not appear to have been an ideal time to launch a new mutual fund. After all, the year brought an economic recession, an unprecedented terrorist assault on the U.S. homeland, and the greatest drop in corporate profits since the Great Depression. In fact, given all those impediments, it is somewhat surprising the stock market showed only an 11.9% decline for the year, as measured by the S&P 500 Stock Index. As always, however, adversity creates opportunity and the Ave Maria Catholic Values Fund was able to capitalize on enough of those opportunities to generate a positive return in a negative year for the market.

The Fund closed out 2001 with a net asset value per share of $10.50, which, along with a year-end distribution of $.03 a share, gave shareholders a 5.3% return since the Fund's inception date of May 1, 2001. In contrast, the S&P 500 Stock Index produced a 8.5% decline over the same period. The spread between the Fund's return and the market's at year-end, 1380 basis points or 13.8%, was the widest since the Fund's inception.

Such strong relative returns, especially over short time periods, do not come without a little luck, which, of course, we always welcome. But luck alone is never enough; the market is not a roulette wheel. There are rules prudent investors need to adhere to if they want to maximize their opportunities for sustainable long-term gains: diversification, attention to fundamental trends and commitment to a valuation discipline. We have dedicated ourselves to these rules in the management of the Ave Maria Catholic Values Fund, as well as to the core Catholic values that underpin all our efforts, and are pleased that investment returns have thus far been rewarding to shareholders.

                                   Sincerely,

                         AVE MARIA CATHOLIC VALUES FUND

                              /s/ Gregg D. Watkins
                             Gregg D. Watkins, CFA
                               Portfolio Manager
February 7, 2002

COMPARISON OF THE CHANGE IN VALUE OF
A $10,000 INVESTMENT IN THE AVE MARIA CATHOLIC
VALUES FUND AND THE S&P 500 INDEX

--------------------------------------------------------------------------------
COMPARISON CHART

                                                                     AVE MARIA CATHOLIC
                                                                        VALUES FUND                       S&P 500 INDEX
                                                                     ------------------                   -------------
5/01                                                                       10000                              10000
5/01                                                                       10250                               9932
6/01                                                                       10370                               9690
7/01                                                                       10250                               9595
8/01                                                                       10040                               8994
9/01                                                                        9360                               8268
10/01                                                                       9520                               8426
11/01                                                                      10130                               9072
12/01                                                                      10529                               9151

   Ave Maria Catholic Values Fund
            Total Return

         Since Inception(a)
         ------------------
               5.29%

Past performance is not predictive of future performance.

The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(a) Represents the period from the commencement of operations (May 1, 2001) through December 31, 2001.

AVE MARIA CATHOLIC VALUES FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2001

--------------------------------------------------------------------------------

                                                                               MARKET
SHARES                                COMPANY                                  VALUE
------                                -------                                 --------
20,900      Snap-On, Inc. ..............................................      $703,494
27,500      Manor Care, Inc. ...........................................      $652,025
25,800      Washington Real Estate Investment Trust.....................      $642,162
16,200      Fortune Brands, Inc. .......................................      $641,358
17,400      Genuine Parts Co. ..........................................      $638,580
24,700      Plantronics, Inc. ..........................................      $633,308
27,200      Leggett & Platt, Inc. ......................................      $625,600
45,000      Cable Design Technologies Corporation.......................      $615,600
17,000      Health Care Property Investors, Inc. .......................      $615,570
18,100      Invacare Corporation........................................      $610,151

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                           COMMON STOCK -- 94.6%                             VALUE
----------      ------------------------------------------------------------      -----------
                AEROSPACE/DEFENSE -- 2.5%
    37,400      Esterline Technologies Corporation*.........................      $   598,774
                                                                                  -----------
                APPAREL & TEXTILES -- 2.2%
    15,900      Jones Apparel Group, Inc.*..................................          527,403
                                                                                  -----------
                BUILDING MATERIALS & CONSTRUCTION -- 4.0%
    26,900      Fleetwood Enterprises, Inc. ................................          304,777
     6,000      Pulte Corporation...........................................          268,020
     8,800      Toll Brothers, Inc.*........................................          386,320
                                                                                  -----------
                                                                                      959,117
                                                                                  -----------
                BUSINESS & INDUSTRIAL PRODUCTS -- 2.5%
     5,000      Minnesota Mining and Manufacturing Co. .....................          591,050
                                                                                  -----------
                COMMUNICATION EQUIPMENT & SERVICES -- 9.8%
     8,500      Alltel Corporation..........................................          524,705
    18,000      CenturyTel, Inc. ...........................................          590,400
    19,800      Harris Corporation..........................................          604,098
    24,700      Plantronics, Inc.*..........................................          633,308
                                                                                  -----------
                                                                                    2,352,511
                                                                                  -----------
                CONSUMER PRODUCTS -- DURABLES -- 4.9%
    25,000      Brunswick Corporation.......................................          544,000
    27,200      Leggett & Platt, Inc. ......................................          625,600
                                                                                  -----------
                                                                                    1,169,600
                                                                                  -----------
                CONSUMER PRODUCTS -- NONDURABLES -- 7.3%
    13,200      Coach, Inc.*................................................          514,536
    16,200      Fortune Brands, Inc. .......................................          641,358
     9,900      Kimberly Clark Corporation..................................          592,020
                                                                                  -----------
                                                                                    1,747,914
                                                                                  -----------
                ELECTRONICS -- 2.2%
    20,500      Littelfuse, Inc.*...........................................          537,920
                                                                                  -----------

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                     COMMON STOCK -- 94.6% (CONTINUED)                       VALUE
----------      ------------------------------------------------------------      -----------
                ENERGY & MINING -- 6.0%
     8,000      Anadarko Petroleum Corporation..............................      $   454,800
    15,400      Exxon Mobil Corporation.....................................          605,220
    45,000      Input/Output, Inc.*.........................................          369,450
                                                                                  -----------
                                                                                    1,429,470
                                                                                  -----------
                FINANCE -- BANKS & THRIFTS -- 8.5%
    16,500      BB&T Corporation............................................          595,815
    22,300      Charter One Financial, Inc. ................................          605,445
    20,000      Huntington Bancshares, Inc. ................................          343,800
     7,700      SunTrust Banks, Inc. .......................................          482,790
                                                                                  -----------
                                                                                    2,027,850
                                                                                  -----------
                FINANCE -- MISCELLANEOUS -- 1.9%
    11,000      Countrywide Credit Industries, Inc. ........................          450,670
                                                                                  -----------
                FOOD & TOBACCO -- 2.2%
    20,400      McDonalds Corporation.......................................          539,988
                                                                                  -----------
                HEALTHCARE -- 8.2%
    12,000      Boston Scientific Corporation*..............................          289,440
     9,500      IMPATH, Inc.*...............................................          422,845
    18,100      Invacare Corporation........................................          610,151
    27,500      Manor Care, Inc.*...........................................          652,025
                                                                                  -----------
                                                                                    1,974,461
                                                                                  -----------
                INDUSTRIAL PRODUCTS & SERVICES -- 16.5%
    14,000      AptarGroup, Inc. ...........................................          490,420
    14,300      Dover Corporation...........................................          530,101
     6,600      Eaton Corporation...........................................          491,106
    17,400      Genuine Parts Co. ..........................................          638,580
    24,700      Pall Corporation............................................          594,282
    20,900      Snap-On, Inc. ..............................................          703,494
    10,500      Teleflex, Inc. .............................................          496,755
                                                                                  -----------
                                                                                    3,944,738
                                                                                  -----------
                REAL ESTATE -- 5.2%
    17,000      Health Care Property Investors, Inc. .......................          615,570
    25,800      Washington Real Estate Investment Trust.....................          642,162
                                                                                  -----------
                                                                                    1,257,732
                                                                                  -----------

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                     COMMON STOCK -- 94.6% (CONTINUED)                       VALUE
----------      ------------------------------------------------------------      -----------
                RETAIL -- 5.1%
    32,000      Brookstone, Inc.*...........................................      $   375,360
    17,600      Men's Wearhouse, Inc.*......................................          363,440
    12,100      TJX Companies, Inc..........................................          482,306
                                                                                  -----------
                                                                                    1,221,106
                                                                                  -----------
                TECHNOLOGY -- 5.6%
    32,000      Axcelis Technologies, Inc.*.................................          412,480
    45,000      Cable Design Technologies Corporation*......................          615,600
    20,000      MSC Software Corporation*...................................          312,000
                                                                                  -----------
                                                                                    1,340,080
                                                                                  -----------
                TOTAL COMMON STOCK -- 94.6% (COST -- $21,650,572)...........      $22,670,384
                                                                                  -----------
   FACE
  AMOUNT
----------
                REPURCHASE AGREEMENTS(1) -- 8.3% (COST $1,989,749)
$1,989,749      Fifth Third Bank, 1.07%, dated 12/31/01, due 01/02/02,
                repurchase proceeds: $1,989,867.............................      $ 1,989,749
                                                                                  -----------

                TOTAL INVESTMENTS -- 102.9% (COST $23,640,321)..............      $24,660,133

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.9%).............         (707,321)
                                                                                  -----------

                NET ASSETS -- 100.0%........................................      $23,952,812
                                                                                  ===========

 * Non-income producing security.

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost of $23,640,321) (Note 1)........      $24,660,133
Receivable for capital shares sold..........................           25,659
Dividends and interest receivable...........................           13,887
Other assets................................................           12,056
                                                                  -----------
       TOTAL ASSETS.........................................       24,711,735
                                                                  -----------
LIABILITIES
Payable for capital shares redeemed.........................          719,223
Income distribution payable.................................              174
Capital gains distribution payable..........................               39
Accrued investment advisory fees (Note 2)...................           11,787
Other accrued expenses......................................           27,700
                                                                  -----------
       TOTAL LIABILITIES....................................          758,923
                                                                  -----------
NET ASSETS..................................................      $23,952,812
                                                                  ===========
NET ASSETS CONSIST OF:
Paid-in capital.............................................      $22,942,778
Distributions in excess of net realized gains from security
  transactions..............................................           (9,778)
Net unrealized appreciation on investments..................        1,019,812
                                                                  -----------
NET ASSETS..................................................      $23,952,812
                                                                  ===========
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value).......................        2,281,364
                                                                  ===========
Net asset value, redemption price, and offering price per
  share(a)..................................................      $     10.50
                                                                  ===========

(a) Redemption price varies based on length of time held.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001(a)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends and interest....................................    $  179,595
                                                                ----------

EXPENSES
  Investment advisory fees (Note 2).........................        95,138
  Administration, accounting and transfer agent fees (Note
     2).....................................................        32,000
  Legal and audit fees......................................        18,113
  Registration fees.........................................        16,848
  Trustees' fees and expenses...............................        10,519
  Reports to shareholders...................................         8,045
  Custodian fees............................................         5,206
  Advisory board fees.......................................         4,000
  Postage and supplies......................................         3,643
  Insurance expense.........................................         1,624
  Distribution fees (Note 2)................................         1,000
  Other expenses............................................         3,840
                                                                ----------
       TOTAL EXPENSES.......................................       199,976
  Fees waived by the Adviser (Note 2).......................       (57,270)
                                                                ----------
       NET EXPENSES.........................................       142,706
                                                                ----------

NET INVESTMENT INCOME.......................................        36,889
                                                                ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions.............        20,943
  Net change in unrealized appreciation/depreciation on
     investments............................................     1,019,812
                                                                ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............     1,040,755
                                                                ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $1,077,644
                                                                ==========

(a) Represents the period from the commencement of operations (May 1, 2001) through December 31, 2001.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                     PERIOD ENDED
                                                                     DECEMBER 31,
                                                                        2001(a)
                                                                  -------------------
FROM OPERATIONS
  Net investment income.....................................          $    36,889
  Net realized gains from security transactions.............               20,943
  Net change in unrealized appreciation/depreciation on
     investments............................................            1,019,812
                                                                      -----------
Net increase in net assets from operations..................            1,077,644
                                                                      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income................................              (36,889)
  From net realized gains on investments....................              (20,943)
  Distributions in excess of realized gains.................               (9,778)
                                                                      -----------
Net decrease in net assets from distributions to
  shareholders..............................................              (67,610)
                                                                      -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold.................................           23,627,011
  Reinvestment of distributions to shareholders.............               67,396
  Payments for shares redeemed..............................             (751,629)
                                                                      -----------
Net increase in net assets from capital share
  transactions..............................................           22,942,778
                                                                      -----------
TOTAL INCREASE IN NET ASSETS................................           23,952,812
NET ASSETS
  Beginning of period.......................................                   --
                                                                      -----------
  End of period.............................................          $23,952,812
                                                                      ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................          $        --
                                                                      ===========
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold...............................................            2,346,628
  Shares issued in reinvestment of distributions to
     shareholders...........................................                6,423
  Shares redeemed...........................................              (71,687)
                                                                      -----------
  Net increase in shares outstanding........................            2,281,364
  Shares outstanding, beginning of period...................                   --
                                                                      -----------
  Shares outstanding, end of period.........................            2,281,364
                                                                      ===========

(a) Represents the period from the commencement of operations (May 1, 2001) through December 31, 2001.
See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------

                                                                     PERIOD ENDED
                                                                     DECEMBER 31,
                                                                        2001(a)
                                                                  -------------------
Net asset value at beginning of period......................            $ 10.00
                                                                        -------
Income from investment operations:
  Net investment income.....................................               0.02
  Net realized and unrealized gains on investments..........               0.51
                                                                        -------
       Total from investment operations.....................               0.53
                                                                        -------
Less distributions:
  From net investment income................................              (0.02)
  From net realized gains on investments....................              (0.01)
  In excess of net realized gains on investments............              (0.00)
                                                                        -------
                                                                          (0.03)
                                                                        -------


Net asset value at end of period............................            $ 10.50
                                                                        =======
Total return................................................                5.3%(b)
                                                                        =======
Ratios/Supplementary Data:
Ratio of net expenses to average net assets(c)..............               1.50%(d)
Ratio of net investment income to average net assets........               0.39%(d)
Portfolio turnover rate.....................................                 44%(d)
Net assets at end of period (000's).........................            $23,953

(a) Represents the period from the initial public offering (May 1, 2001) through December 31, 2001.

(b) Not annualized.

(c) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 2.09%(d)

(d) Annualized.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Ave Maria Catholic Values Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on May 1, 2001. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation from equity investments in companies that operate in a way that is consistent with the core values and teachings of the Roman Catholic Church. See the Prospectus for more detailed information regarding the investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a 1% contingent deferred sales load if redeemed within one year of their purchase.

The following is a summary of significant accounting policies followed by the
Fund:

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities that are quoted by NASDAQ are valued at the last reported sale price, or, if not traded on a particular day, at the mean between the closing bid and asked prices as reported by NASDAQ. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of trading on the day of valuation. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     (b) INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to the shareholders. Therefore, no provision for income or excise taxes is necessary.

     The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from accounting principles generally accepted in the United States of America (GAAP), the basis on which these financial statements are prepared. The differences arise primarily from the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income or loss and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes and financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net realized gains in the accompanying statements.

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. The Fund's policy is to take possession of the underlying securities and, on a daily basis, mark to market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement.

     (f) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). The Chairman of the Board of the Fund is also the Chairman of Gregory J. Schwartz & Co., Inc. (the Distributor). Certain other trustees and officers of the Fund are officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Fund.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Adviser a quarterly fee equal to the annual rate of 1.0% of the average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fees or to reimburse the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 1.5% annually of its average net assets. For the period ended December 31, 2001, the total of such waivers was $57,270. Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such waivers or reimbursements occurred, provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund.

The Distributor is the primary agent for the distribution of the Fund and receives fees from the Adviser, not the Fund or its shareholders.

The Fund has adopted a Shareholder Servicing Plan (the Plan), which allows the Fund to make payments to financial organizations for providing account administration and personal and account maintenance services to Fund shareholders. The annual service fee may not exceed .25% of the Fund's daily net assets. For the period ended December 31, 2001, the total expenses incurred related to this plan were $1,000.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of .15% of the average daily net assets, subject to a minimum monthly fee of $4,000.

3. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investments other than short-term investments, for the period ended December 31, 2001, were $25,777,299 and $4,147,669, respectively.

4. FEDERAL INCOME TAXES

As of December 31, 2001, net unrealized appreciation of securities was $1,010,034 for federal income tax purposes of which $1,605,914 related to appreciated securities and $595,880 related to depreciated securities. The aggregate cost of investments at December 31, 2001 for federal income tax purposes was $23,650,099. The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

5. FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

On December 31, 2001, the Fund declared and paid a short-term capital gain of $0.0131 per share. In January 2002, shareholders will be provided with Form 1099-DIV which reports the amount per share and tax status of the capital gain distribution during the calendar year 2001.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

To the Shareholders and Trustees of Ave Maria Catholic Values Fund:

We have audited the accompanying statement of assets and liabilities of the Ave Maria Catholic Values Fund (the "Fund"), including the schedule of investments, as of December 31, 2001, and the related statements of operations, of changes in net assets, and the financial highlights for the period from May 1, 2001 (Fund inception) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ave Maria Catholic Values Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 1, 2001 (Fund inception) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

January 18, 2002
Dayton, Ohio

AVE MARIA CATHOLIC VALUES FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)

--------------------------------------------------------------------------------

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                       POSITION HELD          LENGTH OF
            TRUSTEE                      ADDRESS            AGE        WITH THE TRUST        TIME SERVED
--------------------------------  ----------------------    ---    ----------------------    -----------
 *Gregory J. Schwartz...........  3707 W. Maple Road,       60     Chairman of the Board/    Since 1993
                                  Bloomfield Hills, MI               Trustee
 *George P. Schwartz, CFA.......  3707 W. Maple Road,       57     President/Trustee         Since 1993
                                  Bloomfield Hills, MI
  Donald J. Dawson, Jr..........  333 W. Seventh Street,    54     Trustee                   Since 1993
                                  Royal Oak, MI
  Fred A. Erb...................  44 E. Long Lake Road,     79     Trustee                   Since 1994
                                  Bloomfield Hills, MI
**Bowie K. Kuhn.................  136 Teal Pointe Lane,     75     Trustee                   Since 2001
                                  Ponte Vedra Beach, FL
  John J. McHale................  2014 Royal Fern Court,    80     Trustee                   Since 1993
                                  Palm City, FL
  Sidney F. McKenna.............  3707 W. Maple Road,       79     Trustee                   Since 1993
                                  Bloomfield Hills, MI
 *Richard L. Platte, Jr., CFA...  3707 W. Maple Road,       50     Vice President and        Since 1993
                                  Bloomfield Hills, MI               Secretary
 *Timothy S. Schwartz...........  3707 W. Maple Road,       30     Treasurer                 Since 2000
                                  Bloomfield Hills, MI

 * Gregory J. Schwartz, George P. Schwartz, Richard L. Platte, Jr. and Timothy
   S. Schwartz, as affiliated persons of Schwartz Investment Counsel, Inc., the Fund's investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Gregory J. Schwartz and George P. Schwartz are brothers, and Timothy S. Schwartz is the son of George P. Schwartz and the nephew of Gregory J. Schwartz.

** Bowie K. Kuhn is an "interested person" of the Trust by virtue of his membership on the Catholic Advisory Board.

Each Trustee oversees two portfolios of the Trust: the Ave Maria Catholic Values Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

     Gregory J. Schwartz is Chairman of Schwartz Investment Counsel, Inc., the Fund's investment adviser, and is Chairman of Gregory J. Schwartz & Co., Inc., an investment banking firm which serves as the Fund's distributor. He is also President of Bloomfield Town Center, a real estate management company.

     George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Fund.

     Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

     Fred A. Erb is the Chairman and Chief Executive Officer of Edgemere Enterprises, Inc. (a real estate investment, development and management company) and Chairman of D.I.Y. Home Warehouse (a retail building supplies company).

     Bowie K. Kuhn is President of The Kent Group (business, sports and financial consultant), and is the former Commissioner of Major League Baseball.

     John J. McHale is retired as the President of the Montreal Expos (a major league baseball team).

     Sidney F. McKenna is a retired Senior Vice President of United Technologies Corporation (a major manufacturer of aircraft engines and other industrial products).

     Richard L. Platte, Jr., CFA is Executive Vice President, Secretary and Treasurer of Schwartz Investment Counsel, Inc.

     Timothy S. Schwartz is Operations Manager of Schwartz Investment Counsel, Inc.

AVE MARIA CATHOLIC VALUES FUND
CATHOLIC ADVISORY BOARD MEMBERS (UNAUDITED)

--------------------------------------------------------------------------------

The Catholic Advisory Board reviews the companies selected by the Adviser to ensure that the companies operate in a way that is consistent with the teachings and core values of the Roman Catholic Church. The Catholic Advisory Board evaluates companies using publicly available information, information from the Adviser, and information from shareholders and other sources in making its recommendations. The following are the members of the Catholic Advisory Board, each of whom has held office since his or her appointment on April 26, 2001.

               MEMBER                                            ADDRESS                            AGE
-------------------------------------    -------------------------------------------------------    ---
Bowie K. Kuhn........................    136 Teal Pointe Lane, Ponte Vedra Beach, FL                75
Thomas S. Monaghan...................    24 Frank Lloyd Wright Drive, Ann Arbor, MI                 64
Michael Novak........................    1150 17th Street, NW, Suite 1100, Washington, DC           68
Paul R. Roney........................    24 Frank Lloyd Wright Drive, Ann Arbor, MI                 44
Phyllis Schlafly.....................    7800 Bonhomme, St. Louis, MO                               77
Thomas J. Sullivan...................    84 Brookside Terrace, North Caldwell, NJ                   66

Bowie K. Kuhn is President of The Kent Group (business, sports and financial consultant), and is the former Commissioner of Major League Baseball.

Thomas S. Monaghan is Chairman of the Ave Maria Foundation (a non-profit foundation supporting Roman Catholic organizations). Prior to December 1998, he was Chairman and Chief Executive Officer of Domino's Pizza, Inc.

Michael Novak is a theologian, author, columnist and former U.S. ambassador. He is Director of Social and Political Studies of the American Enterprise Institute.

Paul R. Roney is Executive Director of the Ave Maria Foundation. Prior to December 1998, he was Treasurer of Domino's Pizza, Inc. and President of Domino's Farms Corporation.

Phyllis Schlafly is an author, columnist and radio commentator. She is President of Eagle Forum (an organization promoting conservative and pro-family values).

Thomas J. Sullivan is a retired Executive Vice President of The McGraw-Hill Companies.

Additional information regarding the Fund's Trustees, executive officers and Catholic Advisory Board members may be found in the Fund's Statement of Additional Information and is available without charge upon request by calling 1-888-726-9331.

AVE MARIA CATHOLIC VALUES FUND
a series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Donald J. Dawson, Jr.
Fred A. Erb
Bowie K. Kuhn
John J. McHale
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz, Chairman

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, CPA, Assistant Secretary
John F. Splain, Assistant Secretary
Theresa A. Minogue, CPA, Assistant Treasurer
Mark J. Seger, CPA, Assistant Treasurer

CATHOLIC ADVISORY BOARD
Bowie K. Kuhn, Chairman
Thomas S. Monaghan
Michael Novak
Paul R. Roney
Phyllis Schlafly
Thomas J. Sullivan

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
GREGORY J. SCHWARTZ & CO., INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

AUDITORS
DELOITTE & TOUCHE LLP
1700 Courthouse Plaza Northeast
Dayton, Ohio 45402

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006

                                   AVE MARIA
                                CATHOLIC VALUES
                                      FUND
                                  A SERIES OF

                                    SCHWARTZ
                                INVESTMENT TRUST

                     [AVE MARIA CATHOLIC VALUES FUND LOGO]
                                 ANNUAL REPORT

                              FOR THE PERIOD ENDED

                               DECEMBER 31, 2001